REVENUE - Disaggregation of Revenue by Industry Vertical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,297,078	$ 814,139	$ 659,325
Banks, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	308,227	193,364	143,788
Media and Entertainment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	272,703	187,071	156,292
Consumer, Retail & Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	197,620	105,876	85,698
Professional Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	167,997	103,133	73,282
Technology & Telecommunications
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155,665	96,643	88,183
Health Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	96,334	53,781	0
Travel & Hospitality
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	87,567	67,634	92,773
Other Verticals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 10,965	$ 6,637	$ 19,309